NET (LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
NET (LOSS)/EARNINGS PER SHARE
NET (LOSS)/EARNINGS PER SHARE

19. NET (LOSS)/EARNINGS PER SHARE

Basic and diluted net (loss)/earnings per share for each of the years presented were calculated as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss	(229,838)	(92,053)	(158,932)
Net loss attributable to non-controlling interests shareholders	9,383	300	—
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	672,170	—
Deemed dividend to preferred shareholders due to modifications	—	(5,940)	—
Net accretion of convertible redeemable preferred shares	(9,452)	(290,543)	—
Net (loss)/income attributable to ordinary shareholders – Basic	(229,907)	283,934	(158,932)
Dilution effect from deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	(672,170)	—
Dilution effect from deemed dividend to preferred shareholders due to modifications	—	5,940	—
Dilution effect from net accretion of convertible redeemable preferred shares	—	290,543	—
Net loss attributable to ordinary shareholders-diluted	(229,907)	(91,753)	(158,932)
Denominator:
Weighted average number of ordinary shares - basic	48,781,392	97,788,561	181,828,823
Weighted average number of ordinary shares from assumed conversion of the convertible redeemable preferred shares	—	70,363,864	—
Weighted average number of ordinary shares - diluted	48,781,392	168,152,425	181,828,823
Net (loss)/income per share attributable to ordinary shareholders:
- Basic	(4.71)	2.90	(0.87)
- Diluted	(4.71)	(0.55)	(0.87)

Basic net (loss)/earnings per share is computed using the weighted average number of ordinary shares outstanding and vested RSUs during the period. Diluted net (loss)/earnings per share is computed using the weighted average number of ordinary shares, vested RSUs and dilutive potential ordinary shares outstanding during the period.

19. NET (LOSS)/EARNINGS PER SHARE (CONTINUED)

For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including convertible redeemable preferred shares, restricted shares, RSUs and share options. Assumed conversion of the restricted shares, RSUs and share options have not been reflected in the dilutive calculations for the years ended December 31, 2023, 2024 and 2025, pursuant to ASC 260, “Earnings Per Share”, due to the anti-dilutive effect. The weighted-average numbers of restricted shares excluded from the calculation of diluted net (loss)/income per share of the Company were 376,692, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively. The weighted-average numbers of RSUs excluded from the calculation of diluted net (loss)/income per share of the Company were 516,522, 325,010 and 344,461 for the years ended December 31, 2023, 2024 and 2025, respectively. The weighted-average number of share options excluded from the calculation of diluted net (loss)/income per share of the Company were nil, nil and 2,226,014 for the years ended December 31, 2023, 2024 and 2025, respectively. Assumed conversion of the convertible redeemable preferred shares have not been reflected in the dilutive calculations for the year ended December 31, 2023, pursuant to ASC 260, “Earnings Per Share”, due to the anti-dilutive effect. The weighted-average numbers of convertible redeemable preferred shares excluded from the calculation of diluted net (loss)/income per share of the Company was109,481,969 for the year ended December 31, 2023 (Note 17).